SEGMENT INFORMATION - RECONCILIATION OF SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of reconciliation of segment results [line items]
Segment result	¥ (1,249,586)	$ (196,087)	¥ (690,745)	¥ 1,009,092
Income tax (expense)/credit	275,623	43,251	132,645	(261,128)
Profit/(loss) for the year	(973,963)	$ (152,836)	(558,100)	747,964
Eliminations [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(6,111)		0	0
Income tax (expense)/credit	0		0	0
Profit/(loss) for the year	(6,111)		0	0
The Railway Transportation Business [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(1,150,323)		(584,770)	1,045,581
Income tax (expense)/credit	272,442		130,468	(262,942)
Profit/(loss) for the year	(877,881)		(454,302)	782,639
All other segments [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(93,152)		(105,975)	(36,489)
Income tax (expense)/credit	3,181		2,177	1,814
Profit/(loss) for the year	¥ (89,971)		¥ (103,798)	¥ (34,675)

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.